Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Measurements
Schedule of Company's assets and liabilities that are measured at fair value on a recurring basis

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at March 31, 2022 and December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

		March 31,	December 31,
Dollars in thousands	Level	2022	2021
Liabilities:
Warrant Liability – Public Warrants	1	$2,480	$11,213
Warrant Liability – Private Placement Warrants	3	1,576	6,608
Total Warrant Liability		$4,056	$17,821

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

		December 31,
Dollars in thousands	Level	2021
Liabilities:
Warrant Liability – Public Warrants	1	$11,213
Warrant Liability – Private Placement Warrants	3	$6,608
Total Warrant Liability		$17,821

Schedule of key inputs into the Monte Carlo simulation model for the Public Warrants and Private Placement Warrants

Input	March 31, 2022	December 31, 2021
Risk-free interest rate	2.40%	1.20%
Expected term (years)	4.60	4.80
Expected volatility	55.0%	31.4%
Stock price	$2.36	$7.41

Input	(Initial Measurement)
Risk-free interest rate	1.20%
Expected term (years)	5.00
Expected volatility	20.2%
Stock price	$9.62

Input	(Initial Measurement)
Risk-free interest rate	1.20%
Expected term (years)	4.80
Expected volatility	31.4%
Stock price	$7.41

Schedule of changes in the fair value of warrant liabilities

		Private	Warrant
Dollars in thousands	Public	Placement	Liabilities
Valuation as of December 31, 2021	$11,213	$6,608	$17,821
Change in valuation inputs or other assumptions	(8,733)	(5,032)	(13,765)
Fair value as of March 31, 2022	$2,480	$1,576	$4,056

		Private	Warrant
Dollars in thousands	Public	Placement	Liabilities
Initial measurement at closing of the Business Combination	$13,477	$7,821	$21,298
Change in valuation inputs or other assumptions	(2,264)	(1,213)	(3,477)
Fair value as of December 31, 2021	$11,213	$6,608	$17,821